Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-For-Sale and Held-To-Maturity Securities

The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥268,551	¥266,993	¥1,863	¥533,681
Debt securities	47,721	1,256	481	48,496
Held-to-maturity:
Commercial paper*	69,989	—	—	69,989
Other debt securities	4,662	33	—	4,695

Total	¥390,923	¥268,282	¥2,344	¥656,861

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥69,989 million.

Loss on Investments

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

	March 31, 2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,524	¥1,162	¥2,440	¥701
Debt securities	4,852	231	865	250
Held-to-maturity:
Debt securities	—	—	—	—

Schedule of Proceeds and Gross Realized Gains and Losses

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2013 are as follows:

	2011	2012	2013
	Millions of yen
Proceeds	¥15,749	¥9,995	¥4,433
Gross realized gain	3,248	5,559	2,264
Gross realized loss	401	532	37

Maturities of Debt Securities Classified as Held-To-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2012 and 2013 are as follows.

	March 31, 2012		March 31, 2013
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥260,753	¥260,753	¥69,999	¥69,999
Due after 1 year through 5 years	2,335	2,346	3,217	3,238
Due after 5 years through 10 years	1,166	1,166	1,033	1,033
Due after 10 years	303	301	402	414

Total	¥264,557	¥264,566	¥74,651	¥74,684